Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 500,000	$ (814,339)	$ 6,840	$ (307,499)
Balance, shares at Dec. 31, 2022	45,000,000
Net loss			(250,009)		(250,009)
Foreign currency translation adjustment				13,544	13,544
Balance at Dec. 31, 2023		500,000	(1,064,348)	20,384	(543,964)
Balance, shares at Dec. 31, 2023	45,000,000
Net loss			(103,149)		(103,149)
Foreign currency translation adjustment				3,017	3,017
Issuance of new shares		107,200			107,200
Issuance of new shares, shares	518,000
Balance at Jun. 30, 2024		$ 607,200	$ (1,167,497)	$ 23,401	$ (536,896)
Balance, shares at Jun. 30, 2024	45,518,000